CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income (loss)	$ (5,157)	$ 1,369	$ (1,571)	$ (9,546)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash (gain)/loss on debt extinguishment	(4)	930	2,037	1,725
Non-cash interest expense	1,007	122	249	1,497
Non-cash gain on settlement of liabilities	(302)			(137)
Compensation related to stock options, restricted stock and employee stock purchase plan	107	57	135	990
Deferred income tax expense (benefit)			(39)	39
Non-cash restructuring charges				983
Gain on foreign exchange transactions	(2)
Loss (gain) on disposition of property and equipment		(30)	(30)	1,443
Depreciation and amortization				555
Non-cash financing expense				477
Changes in fair market value of liabilities
Stock reserved for issuance to settle liabilities	2,455	(335)	(31)	297
Price adjustable warrants	769	(1,981)	(151)	(1,746)
Debt features		(587)	(829)	(708)
Changes in assets and liabilities
Accrued restructuring	(12)	(380)	(380)	392
Prepaid expenses and other assets	43	94	22	484
Accounts payable	(561)	(26)	8	490
Deferred revenue			(115)	(733)
Deferred rent				(1,243)
Accrued and other liabilities	(614)	357	978	357
Accounts receivable	5	2	2	(7)
Net cash used in operating activities	(2,266)	(408)	285	(4,391)
Investing activities:
Change in restricted cash		380	380	631
Proceeds from the sale of property and equipment		30	30	431
Net cash provided by investing activities		410	410	1,062
Financing activities:
Proceeds from sales of common shares and warrants, net				1,112
Proceeds from issuance of notes payable and warrants				1,500
Proceeds from sales of Series C preferred shares and warrants, net	5,929
Cash payments of notes payable	(250)			(60)
Insurance financing	(5)	(6)	(2)	10
Proceeds from exercise of warrants, subscription investment units, stock options and employee stock purchase plan purchases				7
Net cash provided (used) by financing activities	5,674	(6)	(2)	2,569
Net increase (decrease) in cash	3,408	(4)	693	(760)
Cash and cash equivalents - Beginning of period	909	216	216	976
Cash and cash equivalents - End of period	4,317	212	909	216
Supplemental disclosure of cash flow information and non-cash financing activities:
Cash paid for interest	83		1	204
Reclassification of fair value liability for price adjustable warrants exercised	1,862			488
Issuance of common stock to settle liabilities	3,474			1,283
Debt conversion to common shares	1,479
Deemed dividend to Series C convertible preferred stockholders	$ 6,000